Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [abstract]
Inventories

	As at 31 December 2017			As at 31 December 2018
	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000
Raw materials	4,265,699	(841)	4,264,858	5,529,241	—	5,529,241
Work in progress	951,493	(47,180)	904,313	1,099,235	(55,098)	1,044,137
Finished goods	1,265,964	(19,270)	1,246,694	1,440,721	(56,448)	1,384,273
Spare parts and consumables	259,934	(78,201)	181,733	209,907	(46,683)	163,224

	6,743,090	(145,492)	6,597,598	8,279,104	(158,229)	8,120,875